ORGANIZATION - Consolidation and presentation of financial statements (Details) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 20,446,104,000	$ 3,208,440	¥ 40,969,979,000	$ 6,429,084	¥ 24,319,332,000	¥ 9,115,649,000
Restricted cash	6,286,105,000	986,427	8,567,496,000	1,344,427	7,380,341,000	3,516,594,000
Short-term investments	29,402,661,000	4,613,919	15,688,321,000
Short-term financing receivables, net	702,452,000	110,230	3,931,641,000
Accounts receivable, net	9,324,952,000	1,463,288	13,183,559,000
Amounts due from and prepayments to related parties	591,342,000	92,794	484,349,000
Prepayments, receivables and other assets	3,129,950,000	491,158	4,677,378,000
Total current assets	69,926,354,000	10,972,970	87,539,101,000
Property and equipment, net	1,971,707,000	309,404	1,472,460,000
Right-of-use assets	7,244,211,000	1,136,775	6,821,100,000
Long-term financing receivables, net	10,039,000	1,575	218,018,000
Long-term investments, net	17,038,171,000	2,673,661	3,140,315,000
Intangible assets, net	1,141,273,000	179,091	1,642,651,000
Goodwill	1,805,689,000	283,352	2,467,497,000		2,477,075,000	1,135,034,000
Non-current restricted cash	0	0	0	$ 0	¥ 230,903,000	¥ 127,955,000
Other non-current assets	1,181,421,000	185,392	994,394,000
Total non-current assets	30,392,511,000	4,769,250	16,756,435,000
TOTAL ASSETS	100,318,865,000	15,742,220	104,295,536,000
Accounts payable	6,008,765,000	942,906	6,594,846,000
Amounts due to related parties	584,078,000	91,655	254,255,000
Employee compensation and welfare payable	9,834,247,000	1,543,208	11,231,800,000
Customer deposits payable	4,181,337,000	656,143	6,743,256,000
Income taxes payable	567,589,000	89,067	986,465,000
Lease liabilities current portion	2,752,795,000	431,974	2,625,979,000
Short-term funding debts	194,200,000	30,474	1,512,510,000
Contract liabilities	1,101,929,000	172,917	734,157,000
Accrued expenses and other current liabilities	3,451,197,000	541,567	2,950,078,000
Total current liabilities	28,936,137,000	4,540,711	33,633,346,000
Deferred tax liabilities	22,920,000	3,597	17,289,000
Lease liabilities, noncurrent portion	4,302,934,000	675,224	3,833,914,000
Long-term funding debts	0		15,000,000
Total non-current liabilities	4,327,235,000	679,038	3,869,674,000
TOTAL LIABILITIES	33,263,372,000	$ 5,219,749	37,503,020,000
VIE
Variable interest entity
Cash and cash equivalents	2,465,384,000		1,082,388,000
Restricted cash	5,417,243,000		6,061,240,000
Short-term investments	324,804,000		1,065,752,000
Short-term financing receivables, net	640,419,000		953,840,000
Accounts receivable, net	25,186,000		92,123,000
Amounts due from and prepayments to related parties	336,223,000		533,988,000
Loan receivables from related parties	20,000,000		20,000,000
Prepayments, receivables and other assets	261,543,000		357,927,000
Amounts due from non-VIE subsidiaries of the Group	2,805,071,000		2,603,884,000
Total current assets	12,295,873,000		12,771,142,000
Property and equipment, net	93,031,000		103,914,000
Right-of-use assets	13,522,000		45,609,000
Long-term financing receivables, net	10,039,000		218,018,000
Long-term investments, net	361,375,000		106,742,000
Intangible assets, net	40,754,000		48,452,000
Goodwill	7,522,000		7,522,000
Other non-current assets	85,224,000		183,914,000
Total non-current assets	611,467,000		714,171,000
TOTAL ASSETS	12,907,340,000		13,485,313,000
Accounts payable	61,836,000		139,103,000
Amounts due to related parties	142,723,000		1,537,000
Employee compensation and welfare payable	404,715,000		358,456,000
Customer deposits payable	3,407,217,000		5,380,491,000
Income taxes payable	37,308,000		146,119,000
Lease liabilities current portion	9,618,000		18,079,000
Short-term funding debts	194,200,000		1,432,375,000
Contract liabilities	7,590,000		27,397,000
Accrued expenses and other current liabilities	197,900,000		416,197,000
Amounts due to non-VIE subsidiaries of the Group	4,816,025,000		1,844,518,000
Total current liabilities	9,279,132,000		9,764,272,000
Deferred tax liabilities	4,483,000		7,700,000
Lease liabilities, noncurrent portion	3,416,000		25,475,000
Long-term funding debts	0		15,000,000
Total non-current liabilities	7,899,000		48,175,000
TOTAL LIABILITIES	¥ 9,287,031,000		¥ 9,812,447,000